Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Leases - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Abstract]
Right-of-use assets under operating leases	$ 24
Operating lease liabilities, current	24
Operating lease liabilities, non-current	12
Total operating lease liabilities	$ 36